Investments OTTI Credit Losses Recognized in Earnings (Detail) - Fixed maturities - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	$ 11,500,000	$ 12,800,000	$ 13,100,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	400,000	0	0
Reductions for securities sold/matured	(11,200,000)	0	(1,400,000)
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Changes in Cash Flows	(200,000)	(1,300,000)	1,100,000
Ending balance	500,000	11,500,000	12,800,000
Residential mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	11,100,000	12,400,000	12,700,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	0	0	0
Reductions for securities sold/matured	(10,900,000)	0	(1,400,000)
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Changes in Cash Flows	(200,000)	(1,300,000)	1,100,000
Ending balance	0	11,100,000	12,400,000
Commercial mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	400,000	400,000	400,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	400,000	0	0
Reductions for securities sold/matured	(300,000)	0	0
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Changes in Cash Flows	0	0	0
Ending balance	$ 500,000	$ 400,000	$ 400,000